SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL [Text Block]
22. SHARE CAPITAL

(a)	Authorized and issued capital

The Company has unlimited authorized common shares with no par value. The movement in the Company’s issued and outstanding capital during the year is summarized in the consolidated statements of changes in equity.

In May 2016, the Company closed a private placement with a syndicate of underwriters by issuing an aggregate of 5,250,900 common shares at a price of CAD$10.95 per common share for gross proceeds of $44.7 million (CAD$57.5 million), or net proceeds of $42.7 million after share issuance costs.

(b)	Stock options

Under the terms of the Company’s Stock Option Plan, the maximum number of shares reserved for issuance under the Plan is 10% of the issued shares on a rolling basis. In May 2017, the Company amended its Stock Option Plan, which enables options granted subsequent to May 2017 to be exercisable over periods of up to ten years as determined by the Board of Directors of the Company, as compared to the previous exercisable period of up to five years. The exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. All stock options granted are subject to vesting with 25% vesting on first anniversary from the date of grant, and 25% vesting each six months thereafter.
The following table summarizes information about stock options outstanding as at December 31, 2017:

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
2.01 - 5.00	2,055,023	4.79	3.00	900,649	4.78	2.99
5.01 - 10.00	2,204,968	6.64	3.49	1,671,507	6.20	1.76
10.01 - 15.00	4,369,246	10.96	3.30	1,251,144	10.74	1.56
15.01 - 20.00	235,000	16.58	3.61	67,500	16.52	3.59
20.01 - 25.40	567,500	20.92	0.05	561,875	20.91	0.02
	9,431,737	9.35	3.09	4,452,675	9.20	1.76

The movements in stock options issued during the year ended December 31, 2017 and the year ended December 31, 2016 are summarized as follows:

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	9,599,270	9.76	10,416,254	11.05
Granted	3,205,137	10.48	4,283,502	7.22
Exercised	(1,292,206)	5.76	(3,505,679)	8.30
Cancelled or expired	(2,080,464)	15.21	(1,594,807)	14.60
Balance, end of the year	9,431,737	9.35	9,599,270	9.76

During the year ended December 31, 2017, the aggregate fair value of stock options granted was $10.1 million (December 31, 2016 - $8.3 million), or a weighted average fair value of $3.16 (CAD$4.10) per stock option granted (2016 - CAD$2.57).

The following weighted average assumptions were used in estimating the fair value of stock options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2017	December 31, 2016
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	1.02	0.62
Expected life (years)	Average of the expected vesting term and expiry term of the option	3.77	3.38
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	52.00	47.83
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—

The weighted average closing share price at date of exercise for the year ended December 31, 2017 was CAD$11.06 (2016 - CAD$16.55).